Debt securities in issue - Covered bond programmes (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Schedule of Debt Securities in Issue [Abstract]
Restricted cash and cash equivalents	£ 3,763	£ 3,507